Deferred Income Tax - Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Deductible temporary differences	¥ 286,126	¥ 269,907
Total deductible temporary differences and tax losses carried forward	703,233	717,414
Tax losses carried forward which will expire in 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	18,345	37,370
Tax losses carried forward which will expire in 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	19,518	37,697
Tax losses carried forward which will expire in 3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	14,944	23,076
Tax losses carried forward which will expire in 4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	51,766	14,971
Tax losses carried forward which will expire in 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	4,347	60,240
Tax losses carried forward which will expire in 6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	137,196	0
Tax losses carried forward which will expire in 7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	46,489	137,196
Tax losses carried forward which will expire in 8 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	41,879	46,498
Tax losses carried forward which will expire in 9 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	40,620	41,997
Tax losses carried forward which will expire in 10 years and thereafter [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	¥ 42,003	¥ 48,462